Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Mar. 11, 2024
Document Information Line Items
Entity Registrant Name	Cellebrite DI Ltd.
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		205,297,065
Amendment Flag	true
Amendment Description	Cellebrite DI Ltd. (the “Company”) is filing this Amendment No. 1 on Form 20-F/A (this “Amendment”) to its Annual Report on Form 20-F for the year ended December 31, 2023, which was initially filed with the Securities and Exchange Commission (the “SEC”) on March 21, 2024 (the “Original Filing”), to correct an inadvertent error made in the Original Filing. This Amendment reflects a typographical change from “$30.00” to “$17.50” in (i) the third paragraph of the Risk Factor entitled “Future issuances of Ordinary Shares by us or resales of our Ordinary Shares may cause the market price of the Ordinary Shares to drop significantly, even if Cellebrite’s business is doing well” included in Item 3.D. of the Original Filing and (ii) the second paragraph under the heading “Restricted Sponsor Shares and Price Adjustment Shares” included in Item 7.A. of the Original Filing. The change relates to the share price that constitutes the third triggering event for the issuance of Price Adjustment Shares to holders of the Ordinary Shares and vested RSUs, in each case as of immediately prior to the Effective Time (with respect to each such capitalized term, as defined in the Merger Agreement).As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is also filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment.This Amendment is not intended to update other information disclosed in the Original Filing. This Amendment does not reflect events occurring after the filing of the Original Filing and does not modify or update the disclosure therein in any way other than as required to reflect the amendment discussed above.
Entity Central Index Key	0001854587
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40772
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	94 Shlomo Shmelzer Road
Entity Address, City or Town	Petah Tikva
Entity Address, Postal Zip Code	4970602
Entity Address, Country	IL
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
Business Contact
Document Information Line Items
Entity Address, Address Line One	94 Shlomo Shmelzer Road
Entity Address, City or Town	Petah Tikva
Entity Address, Postal Zip Code	4970602
Entity Address, Country	IL
Contact Personnel Name	Ayala Berler Shapira
City Area Code	+972
Local Phone Number	(73) 394-8000
Ordinary shares, par value NIS 0.00001
Document Information Line Items
Trading Symbol	CLBT
Title of 12(b) Security	Ordinary shares, par value NIS 0.00001
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares
Document Information Line Items
Trading Symbol	CLBTW
Title of 12(b) Security	Warrants to purchase ordinary shares
Security Exchange Name	NASDAQ